FAIR VALUE DISCLOSURES, Changes in Fair Value for Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in fair value for financial assets [Abstract]
Equity securities at fair value, net gains (losses)	$ 167
Trading securities, net gains (losses)		$ (62)	$ 45
Loans held for sale, net gains (losses)	637	413	407
Capitalized mortgage loan servicing rights, net gains (losses)	(9,532)	(2,323)	(2,744)
Impairment charges recognized [Abstract]
Collateral dependent loans, carrying amount	3,400	3,500
Collateral dependent loans, valuation allowance	1,500	1,500
Additional provision for loan losses on impaired loans	1,300	1,300	500
Other real estate, carrying amount	60	150
Other real estate, valuation allowance	92	144	123	$ 793
Other real estate, additional charge	30	90	80
Securities [Member]
Changes in fair value for financial assets [Abstract]
Equity securities at fair value, net gains (losses)	167
Trading securities, net gains (losses)		(62)	45
Mortgage Loans [Member]
Changes in fair value for financial assets [Abstract]
Loans held for sale, net gains (losses)	637	413	407
Mortgage Loan Servicing, Net [Member]
Changes in fair value for financial assets [Abstract]
Capitalized mortgage loan servicing rights, net gains (losses)	$ (9,532)	$ (2,323)	$ (2,744)